SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          May 5, 2014

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:     AllianceBernstein Bond Fund, Inc. (the "Fund")
        - AllianceBernstein Intermediate Bond Portfolio
        File Nos. 2-48227 and 811-02383
        -----------------------------------------------


Dear Sir or Madam:

        On behalf of the above-referenced Fund with respect to the AllianceBernstein Intermediate Bond Portfolio, a series of the Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on April 28, 2014.

       Please call me at the above-referenced number if you have any questions regarding the attached.

                                                          Sincerely,


                                                          /s/ Joanne A. Skerrett
                                                          ----------------------
                                                              Joanne A. Skerrett